                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                   FORM N-CSR
                                    ---------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-9114

                             THE NEEDHAM FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    -------

                                 445 Park Avenue
                            New York, New York 10022
               (Address of principal executive offices) (Zip Code)

                          The Corporation Trust Company
                              300 E. Lombard Street
                            Baltimore, Maryland 21202
                     (Name and Address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (212) 371-8300

                   DATE OF FISCAL YEAR END: December 31, 2003

         DATE OF REPORTING PERIOD: January 1, 2003 to December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                                          Annual

                                                                          Report

                                                                   Needham Funds

Seeking to build wealth for long-term investors.

                                                               December 31, 2003

                                                             Needham Growth Fund

                                                  Needham Aggressive Growth Fund

                                                   Needham Small Cap Growth Fund

                                                            (NEEDHAM FUNDS LOGO)

                                                            www.needhamfunds.com

[Needham Funds LOGO]

445 Park Avenue
New York, New York 10022-2606

1-800-625-7071
WWW.NEEDHAMFUNDS.COM

Annual Report
December 31, 2003

CONTENTS

MANAGEMENT DISCUSSION AND ANALYSIS                 1
PORTFOLIO CHARACTERISTICS
  NEEDHAM GROWTH FUND                              3
  NEEDHAM AGGRESSIVE GROWTH FUND                   4
  NEEDHAM SMALL CAP GROWTH FUND                    5
SCHEDULE OF INVESTMENTS
  NEEDHAM GROWTH FUND                              6
  NEEDHAM AGGRESSIVE GROWTH FUND                  10
  NEEDHAM SMALL CAP GROWTH FUND                   13
SCHEDULE OF SECURITIES SOLD SHORT
  NEEDHAM GROWTH FUND                              9
  NEEDHAM AGGRESSIVE GROWTH FUND                  12
  NEEDHAM SMALL CAP GROWTH FUND                   15
STATEMENTS OF ASSETS AND LIABILITIES              16
STATEMENTS OF OPERATIONS                          17
STATEMENTS OF CHANGES IN NET ASSETS               18
FINANCIAL HIGHLIGHTS
  NEEDHAM GROWTH FUND                             19
  NEEDHAM AGGRESSIVE GROWTH FUND                  20
  NEEDHAM SMALL CAP GROWTH FUND                   21
NOTES TO FINANCIAL STATEMENTS                     22
REPORT OF INDEPENDENT AUDITORS                    25
FUND MANAGEMENT                                   26
VOTING PROXIES ON FUND PORTFOLIO SECURITIES       26

Needham Funds                                                 ANNUAL REPORT 2003
--------------------------------------------------------------------------------

Dear Shareholders,

We at The Needham Funds, Inc. focus on buying stocks at reasonable prices and thus, in a recovery year such as 2003, we expected each of the funds to do well. We are pleased to report that all three of our funds had good results. During 2003, the Growth Fund appreciated 47.34%, the Aggressive Growth Fund appreciated 26.62% and the Small Cap Growth Fund grew 62.24%. By comparison, the Russell 2000 Index appreciated 47.29%. Two of the three funds outperformed their benchmark indices.

The Needham Growth Fund seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Growth Fund targets companies with products or services that are selling or marketing into growth markets. These companies normally have earnings growth of at least 15-20%, product and market dominance, and the ability to consolidate their market positions. They may also have a competitive advantage by acquiring and retaining more customers or driving costs down and profits up. The Growth Fund also looks for seasoned and motivated managements with records of building shareholder value. Companies with these characteristics sometimes find themselves in a temporary earnings downturn or shortfall or may be in a product transition. This often causes aggressive growth or dynamic growth investors to sell. At this point, the Growth Fund may deem the stock to be reasonably priced and purchase it for long-term capital appreciation. Hence, the discipline called "Growth At a Reasonable Price," or GARP.

The Needham Growth Fund's performance was negatively affected by our large cash position and short positions. But, we believe that cash and shorts can lessen the downside in a declining market. The Fund's positions in the technology sector performed well, led by National Semiconductor. The Growth Fund also benefited from investments in Ceradyne, Inc., Merix Corp. and Motorola, Inc.

The Needham Aggressive Growth Fund seeks to create long-term, tax-efficient capital appreciation for its investors. To this end, the Aggressive Growth Fund targets the equities of companies with strong, above-average prospective growth rates. The Aggressive Growth Fund invests, in general, in markets and industries with strong growth rates, focusing on the market leaders in these areas. These market leaders, especially as they break away from their competitors, tend to garner a disproportionate share of the positive financial returns. Also important is the long-term sustainability of the companies' leadership positions. Thus, the Aggressive Growth Fund looks for companies with strong management teams, superior balance sheets, above-average margins that can generate excess cash, and strong R&D and brand spending in industries with high barriers to entry.

The Needham Aggressive Growth Fund's performance was affected by our hedging and shorting, which was a negative contribution. The consumer and technology segments were the strongest for the Fund over the past 12 months. The healthcare sector produced mixed results. The Aggressive Growth Fund particularly benefited from Xicor, Inc., Pacific Sunwear of California, Inc., Universal Health Services Inc. and PETCO Animal Supplies, Inc.

The Needham Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by investing primarily in equity securities of smaller growth companies that the Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth. Under normal conditions, the Small Cap Growth Fund invests at least 80% of its total assets in equity securities of domestic issuers that have market capitalizations of $2 billion or less and that are listed on a nationally recognized securities exchange or traded on the Nasdaq system. Central to the Small Cap Growth Fund's investment strategy is a sound

Needham Funds
--------------------------------------------------------------------------------

valuation discipline that seeks to acquire growth companies at reasonable prices. The Small Cap Growth Fund's primary focus, after value has been established, is great management and sound financials.

Our high cash position and shorts had a slightly negative effect on the Needham Small Cap Growth Fund's performance, which was driven by both the technology and consumer/business services/financial sectors. The Small Cap Growth Fund benefited from a host of names, specifically, First Horizon Pharmaceutical Corp., Therma-Wave, Inc., Eon Labs, Inc. and Aceto Corp.

The portfolio turnover rate was 42% for the Growth Fund, 87% for the Aggressive Growth Fund and 67% for the Small Cap Growth Fund for the year-ended December 31, 2003. The expense ratios for the three funds were 1.77% for the Growth Fund, 2.50% for the Aggressive Growth Fund and 2.26% for the Small Cap Growth Fund for the year-ended December 31, 2003.

We think current economic trends still favor an up stock market in 2004 but the road is looking increasingly bumpy, given high equity valuations, the looming presidential race, ballooning trade and fiscal budgets, continued political and military uncertainty in Iraq, and the modest U.S. job growth. With that said, we believe that our cash positions and ability to short and hedge should come in helpful given the current environment.

Sincerely,


-s- Vincent E. Gallagher                             -s- James K. Kloppenburg
Vincent E. Gallagher                                 James K. Kloppenburg
Portfolio Manager                                    Portfolio Manager

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

NEEDHAM GROWTH FUND                                                TICKER: NEEGX

                       COMPARATIVE PERFORMANCE STATISTICS

      ---------------------------------------------------------------------------------------------------------------------------
                 BENCHMARKS              6 MONTHS            1 YEAR         3 YEARS(6)        5 YEARS(6)       SINCE INCEPTION(6)
      ---------------------------------     ------           ------          -------           -------               ------
      Needham Growth Fund(1)                22.39%           47.34%           5.82%(7)         17.99%(8)             21.68%(9)(10)
      NASDAQ Composite Index(2)             23.77%           50.77%          (6.35%)           (1.45%)                8.75%
      S&P 500 Index(3)                      15.15%           26.68%          (4.04%)           (0.57%)                9.37%
      S&P 400 Midcap Index(4)               20.65%           35.62%           4.83%             9.20%                14.29%
      Russell 2000 Index(5)                 24.93%           47.29%           6.32%             7.21%                 8.85%

1. Investment results calculated after reinvestment of dividends.
2. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks.
3. The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.
4. The S&P 400 Midcap Index is a broad unmanaged measure of the U.S. stock market.
5. The Russell 2000 Index is a broad unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index.
6. Compound annual growth rate. Assumes all dividends are reinvested in shares of the Fund.
7. Total return for the three years was 18.49%, assuming all dividends were reinvested in shares of the Fund.
8. Total return for the five years was 128.72%, assuming all dividends were reinvested in shares of the Fund.
9. Total return since inception was 380.50%, assuming all dividends were reinvested in shares of the Fund.
10. The inception date of the Fund was 1/1/96.

    Note: The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

-------------------------------------------------------------------------------

                               TOP TEN HOLDINGS*

            (AS A % OF TOTAL INVESTMENTS, AS OF DECEMBER 31, 2003)

------------------------------------------------------
               SECURITY
---------------------------------------        % OF
                                               TOTAL
                                              INVESTMENTS+
                                               ------
 1) Seagate Technology Holdings          STX    3.73%
 2) Talisman Energy, Inc.                TLM    3.31%
 3) National Semiconductor Corp.         NSM    3.17%
 4) Ceradyne, Inc.                       CRDN   2.76%
 5) Motorola, Inc.                       MOT    2.57%
 6) Comcast Corp., Class A               CMCSA  2.40%
 7) Scientific-Atlanta, Inc.             SFA    2.39%
 8) Harris Corp.                         HRS    2.22%
 9) Computer Associates Intl., Inc.      CA     2.00%
10) Thermo Electron Corp.                TMO    1.92%

   TOP TEN HOLDINGS = 26.47% OF TOTAL INVESTMENTS+

* Current portfolio holdings may not be
  indicative of future portfolio
  holdings.

+ Percentage of total investments
  includes all stocks, fixed income
  securities, options and warrants plus
  cash minus all short positions.
------------------------------------------------------

                               SECTOR WEIGHTINGS
            (AS A % OF TOTAL INVESTMENTS, AS OF DECEMBER 31, 2003)

    ------------------------------------------------------------------
                  SECTOR                LONG(1)  (SHORT)(1)  TOTAL(1)(2)
    ----------------------------------  ------    -------     ------
    Healthcare/Medical Devices/
      Pharmaceuticals                   12.09%    (1.38)%      10.71%
    Media/Leisure/Cable/ Entertainment   7.17%      --          7.17%
    Energy/Industrial/Metals            13.25%    (1.86)%      11.39%
    Consumer/Business Services/
      Financial                          6.74%    (1.90)%       4.84%
    Technology & Telecommunications     49.07%    (4.66)%      44.41%
    Miscellaneous & Options              1.56%      --          1.56%
    Cash & Fixed Income Investments     19.92%      --         19.92%
    (1) Percentage of total investments includes all stocks, fixed income securities, options and warrants plus cash minus all short positions.
    (2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
    ------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
(LINE GRAPH)

                                 NEEDHAM GROWTH          NASDAQ                              S&P 400 MIDCAP       RUSSELL 2000
                                      FUND           COMPOSITE INDEX      S&P 500 INDEX           INDEX               INDEX
                                 --------------      ---------------      -------------      --------------       ------------
1/31/1996                             10850               10014               10260               10106                9962
2/28/1996                             12160               10472               10424               10538               10287
3/31/1996                             12570               10404               10455               10574               10481
4/30/1996                             13530               11246               10609               10898               11045
5/31/1996                             14430               11746               10883               11045               11489
6/30/1996                             14150               11194               10924               10879               11020
7/31/1996                             13800               10207               10442               10145               10058
8/31/1996                             14320               10783               10662               10731               10643
9/30/1996                             15070               11589               11262               11199               11058
10/31/1996                            15000               11538               11573               11231               10886
11/30/1996                            15281               12210               12448               11863               11333
12/31/1996                            15156               12195               12201               11877               11624
1/31/1997                             15752               13034               12963               12322               11854
2/28/1997                             15836               12365               13065               12221               11567
3/31/1997                             15909               11738               13082               12094               11241
4/30/1997                             15951               11742               12755               11772               10976
5/31/1997                             16662               13607               14173               13271               12465
6/30/1997                             16923               13982               14844               13685               12869
7/31/1997                             17886               15263               15719               14659               13402
8/31/1997                             18064               15441               15091               14976               13909
9/30/1997                             18600               16369               15882               15752               14761
10/31/1997                            17944               15512               15386               15147               14261
11/30/1997                            17754               15585               16098               15372               14164
12/31/1997                            17529               14723               15794               15339               13900
1/31/1998                             17893               15781               16555               15664               14199
2/28/1998                             19376               17259               17749               16961               15264
3/31/1998                             18732               17785               18551               17654               15787
4/30/1998                             19279               18231               18774               17688               15902
5/31/1998                             18769               17360               18522               17237               15135
6/30/1998                             19461               18251               19261               17221               14940
7/31/1998                             18732               18285               19069               16672               13938
8/31/1998                             15025               16017               17502               14475               11919
9/30/1998                             16666               17038               17824               15099               12277
10/31/1998                            18503               17316               18769               16160               12601
11/30/1998                            18649               19717               20397               17421               13411
12/31/1998                            21009               21157               20996               17788               13539
1/31/1999                             21945               24515               21934               18276               14279
2/28/1999                             20668               22391               21253               17319               13128
3/31/1999                             21714               23682               22036               17652               13197
4/30/1999                             22481               24900               22959               19207               14524
5/31/1999                             24001               24198               22417               19291               14738
6/30/1999                             26325               25010               22666               19691               14901
7/31/1999                             27176               25858               22922               19888               14975
8/31/1999                             27760               27043               23287               19445               14578
9/30/1999                             27590               26866               22083               18700               14072
10/31/1999                            26252               29090               23621               19316               14313
11/30/1999                            30610               33817               24577               20596               15345
12/31/1999                            37757               39924               25520               21537               16904
1/31/2000                             38784               38139               24234               20927               16626
2/28/2000                             49482               45046               23775               22391               19373
3/31/2000                             46229               44880               26100               24264               18099
4/30/2000                             45987               37894               25315               23415               17010
5/31/2000                             42335               31464               24795               23126               16017
6/30/2000                             47171               38942               25407               23466               17417
7/31/2000                             45659               35968               25010               23837               16873
8/31/2000                             52620               39702               26562               26497               18153
9/30/2000                             50052               36077               25160               26316               17615
10/31/2000                            48137               32205               25054               25423               16830
11/30/2000                            41861               28536               23080               23505               15103
12/31/2000                            40552               24281               23193               25303               16408
1/31/2001                             49540               27338               23786               25755               17138
2/28/2001                             44000               22244               21895               24755               16430
3/31/2001                             41207               18100               20417               22872               15530
4/30/2001                             45529               20419               22066               25222               16697
5/31/2001                             46151               22149               22532               26549               17568
6/30/2001                             47902               21273               21612               25880               17836
7/31/2001                             45807               19974               21303               25493               16810
8/31/2001                             43237               17779               20060               24661               16261
9/30/2001                             38063               14766               18441               21594               14075
10/31/2001                            41141               17429               19582               23358               15261
11/30/2001                            34153               19027               20233               24228               16054
12/31/2001                            45479               19593               20641               25774               17225
1/31/2002                             45414               19108               20141               25023               16635
2/28/2002                             43466               16778               19752               25053               16209
3/31/2002                             46360               17889               20495               26844               17512
4/30/2002                             43809               16369               19253               26719               17671
5/31/2002                             41681               15671               19112               26268               16888
6/30/2002                             37146               14197               17751               24346               16048
7/31/2002                             32513               12891               16367               21987               13625
8/31/2002                             32219               12765               16475               22098               13590
9/30/2002                             28764               11384               14686               20318               12615
10/30/2002                            30696               12919               15977               21198               13018
11/30/2002                            35427               14371               16917               22423               14179
12/31/2002                            32611               12986               15923               21502               13391
1/31/2003                             32448               12850               15507               20874               13025
2/28/2003                             32300               13023               15274               20376               12631
3/31/2003                             31760               13065               15422               20548               12794
4/30/2003                             33954               14268               16692               22038               14006
5/31/2003                             38407               15555               17570               23864               15508
6/30/2003                             39258               15823               17795               24168               15790
7/31/2003                             42025               16921               18108               25026               16777
8/31/2003                             44546               17663               18461               26159               17546
9/30/2003                             44841               17440               18265               25759               17273
10/31/2003                            47182               18873               19298               27706               18668
11/30/2003                            48279               19154               19467               28671               19331
12/31/2003                            48050               19584               20488               29155               19725

    The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND                                     TICKER: NEAGX

                       COMPARATIVE PERFORMANCE STATISTICS

      ---------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                               BENCHMARKS                           6 MONTHS      1 YEAR        INCEPTION(5)
      ------------------------------------------------------------   ------       ------           ------
      Needham Aggressive Growth Fund(1)                              13.40%       26.62%            7.31%(6)(7)
      Nasdaq Composite Index(2)                                      23.77%       50.77%            8.23%
      S&P 500 Index(3)                                               15.15%       28.68%            2.60%
      Russell 2000 Index(4)                                          24.93%       47.29%           12.02%

1. Investment results calculated after reinvestment of dividends.
2. The Nasdaq Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks.
3. The S&P 500 Index is a broad unmanaged measure of the U.S. stock market.
4. The Russell 2000 Index is a broad unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index.
5. Compound annual growth rate. Assumes all dividends are reinvested in shares of the Fund.
6. Total return since inception was 17.81%, assuming all dividends were reinvested in shares of the Fund.
7. The inception date of the Fund was 9/4/01.

Note: The average annual returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.
--------------------------------------------------------------------------------

                               TOP TEN HOLDINGS*

            (AS A % OF TOTAL INVESTMENTS, AS OF DECEMBER 31, 2003)

----------------------------------------------------------

              SECURITY
------------------------------------          % OF TOTAL
                                              INVESTMENTS+
                                                 ------

 1) Seagate Technology Holdings       STX         2.75%
 2) Comcast Corp. Special Class A     CMCSK       2.73%
 3) Rogers Corp.                      ROG         2.57%
 4) Fox Entertainment Group, Inc.     FOX         2.54%
 5) Affiliated Computer Services,
    Inc. Class A                      ACS         2.54%
 6) Pacific Sunwear of California,
    Inc.                              PSUN        2.46%
 7) State Street Corp.                STT         2.42%
 8) Universal Health Services, Inc.
    Class B                           UHS         2.35%
 9) Community Health Systems, Inc.    CYH         2.32%
10) Express Scripts, Inc.             ESRX        2.32%

TOP TEN HOLDINGS = 25.00% OF TOTAL
INVESTMENTS+

 * Current portfolio holdings may not be indicative of
   future portfolio holdings.
 + Percentage of total investments includes all stocks,
   fixed income securities, options and warrants plus cash
   minus all short positions.
----------------------------------------------------------

                               SECTOR WEIGHTINGS
            (AS A % OF TOTAL INVESTMENTS, AS OF DECEMBER 31, 2003)

      ----------------------------------------------------------------
                   SECTOR               LONG(1)  (SHORT)(1)  TOTAL(1)(2)
      --------------------------------  ------    -------     -------
      Healthcare/Medical Devices/
        Pharmaceuticals                 16.82%      --         16.82%
      Media/Leisure/Cable/
        Entertainment                    6.07%      --          6.07%
      Energy/Industrial                  5.20%      --          5.20%
      Consumer/Business Services/
        Financial                       22.84%    (0.32)%      22.52%
      Technology & Telecommunications   28.80%    (4.39)%      24.41%
      Miscellaneous                      0.04%      --          0.04%
      Cash & Fixed Income Investments   24.94%      --         24.94%
      (1) Percentage of total investments includes all stocks, fixed income securities, options and warrants plus cash minus all short positions.
      (2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
      ----------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

[LINE GRAPH]

                                         NEEDHAM AGGRESSIVE                             NASDAQ COMPOSITE
                                            GROWTH FUND           S&P 500 INDEX              INDEX            RUSSELL 2000 INDEX
                                         ------------------       -------------         ----------------      ------------------
9/4/2001                                       10000                  10000                  10000                  10000
10/31/2001                                     10120                   9373                   9549                   9191
11/30/2001                                     10780                  10092                  10910                   9903
12/31/2001                                     11230                  10180                  11026                  10515
1/31/2002                                      11040                  10032                  10937                  10407
2/28/2002                                      10770                   9838                   9794                  10122
3/31/2002                                      11290                  10208                  10442                  10936
4/30/2002                                      11110                   9589                   9555                  10350
5/31/2002                                      10870                   9519                   9147                  10546
6/30/2002                                      10030                   8841                   8287                  10022
7/31/2002                                       9450                   8152                   7525                   8508
8/31/2002                                       9370                   8205                   7451                   8486
9/30/2002                                       8880                   7313                   6645                   7877
10/31/2002                                      9220                   7957                   7541                   8129
11/30/2002                                     10062                   8789                   8802                   9289
12/31/2002                                      9304                   8230                   8030                   8795
1/31/2003                                       9151                   8056                   7871                   8532
2/28/2003                                       8905                   7935                   7976                   8274
3/31/2003                                       9059                   8157                   8172                   8476
4/30/2003                                       9540                   8498                   8560                   8937
5/31/2003                                      10236                   9129                   9527                  10159
6/31/2003                                      10389                   9262                   9706                  10353
7/31/2003                                      10911                   9312                   9752                  10808
8/31/2003                                      11239                   9592                  10819                  11495
9/30/2003                                      11126                   9498                  10713                  11227
10/31/2003                                     11515                  10027                  11560                  12231
11/31/2003                                     11781                  10115                  11732                  12665
12/31/2003                                     11781                  10613                  12015                  13015

    The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND                                      TICKER: NESGX

                       COMPARATIVE PERFORMANCE STATISTICS

      ---------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                               BENCHMARKS                           6 MONTHS      1 YEAR        INCEPTION(4)
      ------------------------------------------------------------   ------       ------           ------
      Needham Small Cap Growth Fund                                  29.54%       62.24%           38.20%(5)(6)
      S&P 600 Index(1)                                               22.90%       38.79%            6.81%
      Nasdaq Composite Index(2)                                      23.77%       50.77%           12.99%
      Russell 2000 Index(3)                                          24.93%       47.29%            9.77%

1. The S&P 600 Index is a broad unmanaged measure of the U.S. stock market.
2. The Nasdaq Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks.
3. The Russell 2000 Index is a broad unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index.
4. Compound annual growth rate. Assumes all dividends are reinvested in the Fund.
5. Total return since inception was 68.4%, assuming all dividends were reinvested in shares of the Fund.
6. The inception date of the Fund was 5/22/02.

Note: The average annual returns shown in the above table and accompanying footnotes are historical, reflect changes in share price and are net of expenses. The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.
--------------------------------------------------------------------------------

                               TOP TEN HOLDINGS*

            (AS A % OF TOTAL INVESTMENTS, AS OF DECEMBER 31, 2003)

-------------------------------------------------------------

                SECURITY
----------------------------------------         % OF TOTAL
                                                 INVESTMENTS+
                                                    ------

 1) Bright Horizons Family Solutions      BFAM       4.13%
 2) Berkshire Hathaway, Inc., Class B     BRK/B      3.18%
 3) Eon Labs, Inc.                        ELAB       3.12%
 4) FTI Consulting, Inc.                  FCN        2.64%
 5) Garmin Ltd.                           GRMN       2.64%
 6) Advisory Board Company                ABCO       2.59%
 7) Aceto Corp.                           ACET       2.47%
 8) Analogic Corp.                        ALOG       2.41%
 9) Chesapeake Energy Corp.               CHK        2.30%
10) W.R. Berkley Corp.                    BER        2.26%

TOP TEN HOLDINGS = 27.74% OF TOTAL
INVESTMENTS+

 * Current portfolio holdings may not be indicative of future portfolio holdings.
 + Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short
   positions.
-------------------------------------------------------------

                               SECTOR WEIGHTINGS
            (AS A % OF TOTAL INVESTMENTS, AS OF DECEMBER 31, 2003)

      ----------------------------------------------------------------
                   SECTOR               LONG(1)  (SHORT)(1)  TOTAL(1)(2)
      --------------------------------  ------    -------     ------
      Healthcare/Medical
        Devices/Pharmaceuticals         16.45%      --        16.45%
      Media/Leisure/Cable/Entertainment   --        --            --
      Energy/Industrial/Metals          11.96%    (0.31)%     11.65%
      Consumer/Business
        Services/Financial              26.64%    (0.30)%     26.34%
      Technology & Telecommunications   23.78%    (3.74)%     20.04%
      Miscellaneous & Options             --        --            --
      Cash & Fixed Income Investments   25.52%      --        25.52%
      (1) Percentage of total investments includes all stocks, fixed income securities and options plus cash minus all short
        positions.
      (2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
      ----------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
[LINE GRAPH]

                                         NEEDHAM SMALL CAP                              NASDAQ COMPOSITE
                                               GROWTH             S&P 600 INDEX              INDEX            RUSSELL 2000 INDEX
                                         -----------------        -------------         ----------------      ------------------
5/31/2002                                       9950                   9892                   9656                   9872
6/30/2002                                       9270                   9380                   8748                   9382
7/31/2002                                       8670                   8055                   7943                   7965
8/31/2002                                       8340                   8133                   7866                   7944
9/30/2002                                       7580                   7635                   7015                   7374
10/31/2002                                      8680                   7879                   7960                   7610
11/30/2002                                     11200                   8289                   8855                   8289
12/31/2002                                     10380                   8010                   8001                   7828
1/31/2003                                      10440                   7734                   7918                   7614
2/28/2003                                       9870                   7486                   8024                   7384
3/31/2003                                       9650                   7545                   8050                   7479
4/30/2003                                      10680                   8158                   8791                   8188
5/31/2003                                      12540                   8815                   9584                   9066
6/30/2003                                      13000                   9045                   9765                   9231
7/31/2003                                      14050                   9515                  10427                   9808
8/31/2003                                      14630                   9965                  10962                  10263
9/30/2003                                      15080                   9599                  10854                  10024
10/31/2003                                     16130                  10510                  11713                  10920
11/30/2003                                     16820                  10908                  11887                  11307
12/31/2003                                     16840                  11119                  12175                  11620

    The table above does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares. Investment results and the principal value of an investment will vary. Past performance noted above does not guarantee future results. When shares are redeemed, they may be worth more or less than their original cost. Since inception, the Fund's Adviser has absorbed certain expenses of the Fund, without which returns would have been lower.

Needham Funds
--------------------------------------------------------------------------------

NEEDHAM GROWTH FUND
Schedule of Investments
December 31, 2003

                                  Shares              Value
COMMON STOCK - (82.9%)
BIOTECH & PHARMACEUTICALS -
(2.7%)
  Johnson & Johnson Co.          100,000    $     5,166,000
  Merck & Co., Inc.              100,000          4,620,000
                                            ---------------
                                                  9,786,000
                                            ---------------
BUSINESS SERVICES - (3.3%)
  Affiliated Computer
    Services, Inc. Class A*+      45,000          2,450,700
  Choicepoint, Inc.*              25,000            952,250
  First Data Corp.                50,000          2,054,500
  FTI Consulting, Inc.*          100,000          2,337,000
  Iron Mountain, Inc.*           100,000          3,954,000
  Provide Commerce, Inc.*         12,000            182,040
                                            ---------------
                                                 11,930,490
                                            ---------------
CABLE TV & EQUIPMENT - (5.7%)
  Comcast Corp. Class A*+        250,000          8,217,500
  Comcast Corp. Special Class
    A*                            60,000          1,876,800
  Scientific-Atlanta, Inc.       300,000          8,190,000
  Shaw Communications, Inc.+     150,000          2,328,000
                                            ---------------
                                                 20,612,300
                                            ---------------
COMPUTER HARDWARE - (0.9%)
  Planar Systems, Inc.*          135,200          3,288,064
                                            ---------------
CONTRACT MANUFACTURING &
MATERIALS - (3.3%)
  Manufacturers Services
    Ltd.*                        325,000          1,976,000
  Merix Corp.*+                  180,000          4,415,400
  Parlex Corp.*+                 200,000          1,582,000
  Pemstar, Inc.*                 640,000          2,105,600
  Solectron Corp.*+              350,000          2,068,500
                                            ---------------
                                                 12,147,500
                                            ---------------
EDA/CAD - CAM/INTELLECTUAL
PROPERTY - (0.7%)
  Autodesk, Inc.+                110,000          2,703,800
                                            ---------------
ELECTRONIC COMPONENTS &
DISTRIBUTION - (0.9%)
  Vishay Intertechnology,
    Inc.*                        150,000          3,435,000
                                            ---------------
ELECTRONICS &
STORAGE - (4.9%)
  Bell Microproducts, Inc.*      290,000          2,627,400
  Datalink Corporation*           32,800            124,312
  Datalink Corporation (PP)*     400,000          1,516,000
  Komag, Inc.*                    50,000            731,500
  Seagate Technology
    Holdings+                    675,000         12,757,500
                                            ---------------
                                                 17,756,712
                                            ---------------

                                  Shares              Value
ELECTRONICS, ELECTRICAL
EQUIPMENT & INSTRUMENTATION -
(0.4%)
  Lecroy Corp.*                   50,000    $       900,500
  Robotic Vision Systems,
    Inc. (PP)*                   220,547            705,750
                                            ---------------
                                                  1,606,250
                                            ---------------
EXPLORATION, PRODUCTION,
REFINING & STORAGE - (4.6%)
  Chesapeake Energy Corp.        400,000          5,432,000
  Talisman Energy, Inc.+         200,000         11,320,000
                                            ---------------
                                                 16,752,000
                                            ---------------
HEALTH CARE SERVICES - (1.5%)
  D & K Healthcare Resources+    200,000          2,712,000
  Pediatric Services of
    America, Inc.*               150,000          1,446,000
  U.S. Oncology, Inc.*           135,000          1,452,600
                                            ---------------
                                                  5,610,600
                                            ---------------
INDUSTRIAL CHEMICALS, RESINS
& LAMINATES - (2.1%)
  AXT, Inc.*+                    367,202          1,141,998
  Pall Corp.                      40,000          1,073,200
  Park Electrochemical Corp.+    185,000          4,900,650
  Southwall Technologies,
    Inc.*                        728,000            698,880
                                            ---------------
                                                  7,814,728
                                            ---------------
LEISURE PRODUCTS - (1.1%)
  Vail Resorts, Inc.*+           230,000          3,910,000
                                            ---------------
MANUFACTURING & INDUSTRIAL
EQUIPMENT - (3.6%)
  Ceradyne, Inc. (PP)*           277,301          9,444,872
  Sypris Solutions, Inc.+        225,000          3,782,250
                                            ---------------
                                                 13,227,122
                                            ---------------
MEDICAL DEVICES & SUPPLIES -
(7.1%)
  Analogic Corp.                 113,733          4,663,053
  ConMED Corp.*+                 250,000          5,950,000
  Immucor, Inc.*                  30,000            611,700
  Laboratory Corp. of
    America*                      25,000            923,750
  Thermo Electron Corp.*+        260,000          6,552,000
  Universal Health Services,
    Inc. Class B                  40,000          2,148,800
  Viasys Healthcare, Inc.*+      135,000          2,781,000
  Waters Corp.*                   70,000          2,321,200
                                            ---------------
                                                 25,951,503
                                            ---------------
NETWORKING & COMMUNICATIONS
EQUIPMENT - (0.2%)
  Visual Networks, Inc.*         400,000            896,000
                                            ---------------

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

                                  Shares              Value
OIL/GAS EQUIPMENT &
SERVICES - (2.1%)
  GlobalSantaFe Corp.+           195,000    $     4,841,850
  Offshore Logistics, Inc.*+     110,000          2,697,200
                                            ---------------
                                                  7,539,050
                                            ---------------
OPTICAL COMPONENTS - (2.5%)
  Agere Systems, Inc. - Class
    B*                           500,000          1,450,000
  Newport Corp.*+                237,500          3,925,875
  Orbotech Ltd.*+                150,000          3,588,000
                                            ---------------
                                                  8,963,875
                                            ---------------
POWER SEMICONDUCTORS - (0.4%)
  Mercury Computer Systems,
    Inc.*+                        63,500          1,581,150
                                            ---------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (7.1%)
  ADE Corp.*+                     35,000            648,200
  American Superconductor*       115,000          1,593,900
  Brillian Corporation*+          50,000            422,500
  Brooks Automation, Inc.*+      213,400          5,157,878
  FSI International, Inc.*       331,000          2,442,780
  FSI International, Inc.
    (PP)*                        150,000          1,107,000
  Helix Technology Corp.+        175,341          3,608,518
  MKS Instruments, Inc.*         134,100          3,888,900
  Nova Measuring Instruments,
    Ltd.*                         82,500            485,100
  Photronics, Inc.*+             225,000          4,482,000
  Three-Five Systems, Inc.*+     125,000            655,000
  Transmeta Corp.*               215,000            731,000
  Trikon Technologies, Inc.*+    122,500            687,225
                                            ---------------
                                                 25,910,001
                                            ---------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES -
(6.9%)
  Actel Corp.*+                   95,000          2,289,500
  Atmel Corp.*                   750,000          4,507,500
  hi/fn, Inc.*                         6                 71
  MEMC Electronic Materials*     150,000          1,443,000
  National Semiconductor
    Corp.*+                      275,000         10,837,750
  Standard Microsystems
    Corp.*+                      125,000          3,162,500
  White Electronic Designs
    Corp.*                        96,300            847,440
  Xicor, Inc.*                   165,000          1,871,100
                                            ---------------
                                                 24,958,861
                                            ---------------

                                  Shares              Value
SOFTWARE - (8.9%)
  Aspen Technology, Inc.*        300,000    $     3,078,000
  Computer Associates
    International, Inc.+         250,000          6,835,000
  Hyperion Solutions Corp.*      110,000          3,315,400
  Kronos, Inc.*+                 150,000          5,941,500
  Phoenix Technologies, Ltd.*    300,000          2,424,000
  Rainbow Technologies*          200,000          2,252,000
  SPSS, Inc.*+                   197,500          3,531,300
  Sybase, Inc.*+                 210,000          4,321,800
  Synnex Corp.*                   54,500            749,920
                                            ---------------
                                                 32,448,920
                                            ---------------
SPECIALTY RETAILING &
MANUFACTURING - (3.1%)
  Brookstone, Inc.*              125,000          2,663,750
  Carmax, Inc.*                  100,000          3,093,000
  Charming Shoppes, Inc.*+       450,000          2,430,000
  G-III Apparel Group, Inc.*      77,000            708,400
  West Marine*                    80,000          2,224,800
                                            ---------------
                                                 11,119,950
                                            ---------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (2.4%)
  ADC Telecommunications,
    Inc.*                        360,000          1,069,200
  Harris Corp.                   200,000          7,590,000
                                            ---------------
                                                  8,659,200
                                            ---------------
WIRELESS COMMUNICATIONS &
EQUIPMENT - (6.5%)
  Anaren, Inc.*+                 250,000          3,530,000
  AT&T Wireless Services,
    Inc.*+                       225,000          1,797,750
  EMS Technologies, Inc.*         76,900          1,579,526
  EMS Technologies, Inc.
    (PP)*                        100,000          2,054,000
  Motorola, Inc.+                625,000          8,793,750
  REMEC, Inc.*+                  300,000          2,523,000
  Viasat, Inc.*+                 169,000          3,234,660
                                            ---------------
                                                 23,512,686
                                            ---------------
TOTAL COMMON STOCK (Cost
  $232,446,850)                                 302,121,762
                               ---------    ---------------
INVESTMENT TRUSTS - (1.4%)
  Central Fund of Canada (PP)    250,000          1,312,500
  H & Q Healthcare Investors
    Fund                         109,985          2,006,127
  H & Q Life Sciences
    Investors Fund               108,683          1,685,673
                                            ---------------
TOTAL INVESTMENT TRUSTS (Cost
  $4,811,155)                                     5,004,300
                               ---------    ---------------

See accompanying notes to financial statements.

NEEDHAM GROWTH FUND
Schedule of Investments (Continued)
December 31, 2003

Needham Funds
--------------------------------------------------------------------------------

                                  Shares              Value
PREFERRED STOCK - (0.1%)
CABLE TV & EQUIPMENT - (0.1%)
  Adelphia Communications
    Corp. - Convertible
    Preferred Stock, 7.50%,
    11/15/04, Series E*          182,000    $       364,000
                                            ---------------
TOTAL PREFERRED STOCK (Cost
  $2,554,580)                                       364,000
                                            ---------------
                                     Par
CONVERTIBLE BONDS - (2.5%)
NETWORKING & COMMUNICATIONS
EQUIPMENT - (1.7%)
  Lucent Technologies, Inc.
    8.00%, 08/01/31            6,000,000          6,427,500
                                            ---------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (0.8%)
  Nortel Telecommunications,
    4.25%, 09/01/08            3,000,000          2,838,750
                                            ---------------
TOTAL CONVERTIBLE BONDS (Cost
  $9,046,649)                                     9,266,250
                                            ---------------
                                  Shares
TEMPORARY INVESTMENTS -
(16.1%)
  PNC Bank Money Market        35,608,319        35,608,319
  Provident Institutional
    Fund -  Tempcash
    Portfolio                  14,993,580        14,993,580
  The RBB Sansom Street Money
    Market Portfolio           7,828,429          7,828,429
                                            ---------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $58,430,328)                             58,430,328
                                            ---------------
TOTAL INVESTMENTS - (103.0%)
  (Cost $307,289,562)                           375,186,640
                                            ---------------
                               Number of
                               Contracts
NAME/EXPIRATION DATE/STRIKE
PRICE
INVESTMENTS IN
OPTIONS - (0.1%)
CALL OPTIONS
PURCHASED - (0.1%)
CABLE TV & EQUIPMENT - (0.0%)
  Time Warner, Jan 04,
    $20.00*                        1,000              5,000
                                            ---------------

                               Number of
                               Contracts              Value
ELECTRONICS & STORAGE(0.0%)
  EMC Corp., Jan 04, $12.50*         800    $        52,000
                                            ---------------
EXPLORATION, PRODUCTION,
REFINING & STORAGE - (0.0%)
  El Paso, Jan 04, $25.00*         1,600              8,000
                                            ---------------
NETWORKING & COMMUNICATIONS
EQUIPMENT - (0.1%)
  Tellabs, Inc., Jan 04,
    $7.50*                         1,000            110,000
                                            ---------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES -
(0.0%)
  Advanced Micro Devices, Jan
    04, $15.00*                    1,000             65,000
                                            ---------------
TOTAL CALL OPTIONS PURCHASED
  (Cost $1,934,452)                                 240,000
                                            ---------------
TOTAL OPTIONS PURCHASED (Cost
  $1,934,452)                                       240,000
                                            ---------------
                                  Shares
WARRANTS - (0.0%)
ELECTRONICS &
STORAGE - (0.0%)
  Datalink, May 07, $4.50*        68,000             84,354
                                            ---------------
ELECTRONICS, ELECTRICAL
EQUIPMENT & INSTRUMENTATION -
(0.0%)
  Robotic Vision Systems,
    Inc., May 05, $7.50*          55,137             23,216
                                            ---------------
TOTAL WARRANTS PURCHASED
  (Cost $162,175)                                   107,570
                                            ---------------
TOTAL OPTIONS AND WARRANTS
  PURCHASED (Cost $2,096,627)                       347,570
                                            ---------------
TOTAL INVESTMENTS, OPTIONS
PURCHASED AND WARRANTS -
 (103.1%) (Cost
$309,386,189)(x)                                375,534,210
                                            ---------------
  Total Securities Sold Short
    and Options Written -
    (-9.2%)                                     (33,523,325)
                                            ---------------
  Other Assets, Less Other
    Liabilities - (6.1%)                         22,309,267
                                            ---------------
NET ASSETS - (100.0%)                       $   364,320,152
                                            ===============

*  Non-income producing security.
+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(x)The cost for federal income tax purposes is $309,704,448.
PP Private Placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2003, the aggregate value of Rule 144 securities amounted to approximately $14,086,000, which represents approximately 3.9% of net assets as of that date.

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

NEEDHAM GROWTH FUND
Schedule of Securities Sold Short
December 31, 2003

                                  Shares              Value
SECURITIES SOLD
SHORT - (-9.2%)
BIOTECH & PHARMACEUTICALS -
(-1.3%)
  Biotech Holders Trust*          35,000    $     4,735,850
                                            ---------------
BUSINESS SERVICES - (-0.4%)
  Memberworks, Inc.*              40,000          1,086,800
                                            ---------------
EDA/CAD -- CAM/INTELLECTUAL
PROPERTY - (-0.5%)
  Ansys, Inc.*                    50,000          1,985,000
                                            ---------------
FINANCIAL SERVICES - (-1.5%)
  Lehman Brothers Holdings,
    Inc.*                         70,000          5,405,400
                                            ---------------
MANUFACTURING & INDUSTRIAL
EQUIPMENT - (-1.7%)
  Polaris Industries, Inc.*       32,500          2,878,850
  Zebra Technologies Corp.*       52,500          3,484,425
                                            ---------------
                                                  6,363,275
                                            ---------------
NETWORKING & COMMUNICATIONS
EQUIPMENT - (-1.0%)
  Juniper Networks, Inc.*        200,000          3,736,000
                                            ---------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (-0.3%)
  Rudolph Technologies, Inc.*     50,000          1,227,000
                                            ---------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES - (-
0.8%)
  Intel Corp.*                    25,000            805,000
  Silicon Laboratories, Inc.*     50,000          2,161,000
                                            ---------------
                                                  2,966,000
                                            ---------------

                                Shares                Value
SOFTWARE - (-1.7%)
  Electronic Arts, Inc.*          75,000    $     3,583,500
  Mercury Interactive Corp.*      50,000          2,432,000
                                            ---------------
                                                  6,015,500
                                            ---------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $23,182,181)                         33,520,825
                                            ---------------
                               Number of
                               Contracts
NAME/EXPIRATION DATE/STRIKE
PRICE
WRITTEN OPTIONS - (0.0%)
PUT OPTIONS WRITTEN - (0.0%)
CABLE TV & EQUIPMENT - (0.0%)
  Time Warner, Jan 04,
    $10.00*                          500              2,500
                                            ---------------
TOTAL PUT OPTIONS WRITTEN
  (Premium Received $158,745)                         2,500
                                            ---------------
TOTAL OPTIONS WRITTEN
  (Premium Received $158,745)                         2,500
                                            ---------------
TOTAL SECURITIES SOLD SHORT
  AND OPTIONS
  WRITTEN - (-9.2%)                             (33,523,325)
                                            ---------------
  Total Investments, Options
    Purchased and Warrants -
     (103.1%)                                   375,186,640
                                            ---------------
  Other Assets, Less Other
    Liabilities - (6.1%)                         22,309,267
                                            ---------------
NET ASSETS - (100.0%)                       $   364,320,152
                                            ===============


 * Non-income producing security.
 + Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND
Schedule of Investments
December 31, 2003

                                   Shares             Value
COMMON STOCK - (77.3%)
AIRLINES - (1.5%)
  Jetblue Airways Corp.*           10,000    $      265,200
                                             --------------
BIOTECH & PHARMACEUTICALS -
(8.8%)
  Aclara Biosciences, Inc.*+       30,000           109,500
  Biogen Idec, Inc.*               10,000           367,800
  Cubist Pharmaceuticals,
    Inc.*                          20,000           243,200
  Express Scripts, Inc.*            6,000           398,580
  Neurochem, Inc.*                  2,300            54,259
  Pfizer, Inc.                     11,000           388,630
                                             --------------
                                                  1,561,969
                                             --------------
BROADCASTING - (2.5%)
  Fox Entertainment Group,
    Inc. Class A*                  15,000           437,250
                                             --------------
BUSINESS SERVICES - (8.6%)
  Affiliated Computer
    Services, Inc. Class A*+        8,000           435,680
  Choicepoint, Inc.*               10,000           380,900
  First Data Corp.                  7,500           308,175
  Iron Mountain, Inc.*             10,000           395,400
  Provide Commerce, Inc.*             700            10,619
                                             --------------
                                                  1,530,774
                                             --------------
CABLE TV & EQUIPMENT - (2.6%)
  Comcast Corp. Special Class
    A*+                            15,000           469,200
                                             --------------
EDA/CAD - CAM/INTELLECTUAL
PROPERTY - (1.4%)
  Autodesk, Inc.+                  10,000           245,800
                                             --------------
ELECTRONIC COMPONENTS &
DISTRIBUTION - (2.5%)
  Rogers Corp.*                    10,000           441,200
                                             --------------
ELECTRONICS & STORAGE - (3.4%)
  Datalink Corporation*            10,000            37,900
  Datalink Corporation (PP)*       25,000            94,750
  Seagate Technology Holdings+     25,000           472,500
                                             --------------
                                                    605,150
                                             --------------
ELECTRONICS, ELECTRICAL
EQUIPMENT & INSTRUMENTATION -
(0.3%)
  Robotic Vision Systems, Inc.
    (PP)*                          16,541            52,931
                                             --------------
FINANCIAL SERVICES - (2.8%)
  Piper Jaffray*                    2,000            83,140
  State Street Corp.                8,000           416,640
                                             --------------
                                                    499,780
                                             --------------

                                   Shares             Value
HOSPITAL & PHYSICIAN
MANAGEMENT - (2.3%)
  Community Health Systems*+       15,000    $      398,700
                                             --------------
INDUSTRIAL CHEMICALS, RESINS &
LAMINATES - (1.5%)
  Park Electrochemical Corp.       10,000           264,900
                                             --------------
MEDICAL DEVICES & SUPPLIES -
(5.2%)
  Dendreon Corp.*                  20,000           161,200
  Medtronic, Inc.                   7,500           364,575
  Universal Health Services,
    Inc. Class B                    7,500           402,900
                                             --------------
                                                    928,675
                                             --------------
METALS & MINING - (2.1%)
  Precision Castparts Corp.         8,000           363,280
                                             --------------
OPTICAL COMPONENTS - (2.1%)
  Corvis Corp.*                    50,000            85,000
  Orbotech Ltd.*+                  12,000           287,040
                                             --------------
                                                    372,040
                                             --------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (3.0%)
  American Superconductor*         17,500           242,550
  FSI International, Inc.*         35,000           258,300
  FSI International, Inc.
    (PP)*                           5,000            36,900
                                             --------------
                                                    537,750
                                             --------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES - (4.6%)
  Intersil Holding Corp.*          12,500           310,625
  Taiwan Semiconductor
    Manufacturing Co. Ltd.
    ADR*                           25,000           256,000
  Xicor, Inc.*+                    22,500           255,150
                                             --------------
                                                    821,775
                                             --------------
SOFTWARE - (7.9%)
  Hyperion Solutions Corp.*        12,000           361,680
  Kronos, Inc.*+                    7,500           297,075
  MRO Software, Inc.*              15,000           201,900
  Netscreen Technologies,
    Inc.*                           7,500           185,625
  Pervasive Software, Inc.*        25,000           181,250
  Plumtree Software, Inc.*         30,000           141,000
  Synnex Corp.*                     2,300            31,648
                                             --------------
                                                  1,400,178
                                             --------------

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

                                   Shares             Value
SPECIALITY RETAILING &
MANUFACTURING - (10.7%)
  Brookstone, Inc.*+                5,000    $      106,550
  Carmax, Inc.*                    10,000           309,300
  Chicos Fas, Inc.*                 5,000           184,750
  Pacific Sunwear of
    California, Inc.*              20,000           422,401
  PETCO Animal Supplies, Inc.*     12,000           365,400
  Restoration Hardware, Inc.*      35,000           166,250
  Tiffany & Co.                     7,500           339,000
                                             --------------
                                                  1,893,651
                                             --------------
TELECOMMUNICATIONS - (0.8%)
  Scientific-Atlanta, Inc.          5,000           136,500
                                             --------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (1.5%)
  Harris Corp.+                     7,000           265,650
                                             --------------
WIRELESS COMMUNICATIONS &
EQUIPMENT - (1.2%)
  EMS Technologies, Inc.*+         10,000           205,400
                                             --------------
TOTAL COMMON STOCK (Cost
  $10,960,083)                                   13,697,753
                                             --------------
TEMPORARY
INVESTMENTS - (24.2%)
  PNC Bank Money Market         2,382,954         2,382,954
  Provident Institutional
    Fund -  Tempcash Portfolio    950,958           950,958
  The RBB Sansom Street Money
    Market Portfolio              950,958           950,958
                                             --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,284,870)                               4,284,870
                                             --------------
TOTAL INVESTMENTS - (101.5%)
  (Cost $15,244,953)                             17,982,623
                                             --------------

                                 Shares               Value
NAME/EXPIRATION DATE/STRIKE
PRICE
WARRANTS - (0.0%)
ELECTRONICS & STORAGE - (0.0%)
  Datalink Corp, May 07,
    $4.50*                          4,000    $        4,962
                                             --------------
ELECTRONICS, ELECTRICAL
EQUIPMENT, & INSTRUMENTATION -
 (0.0%)
  Robotic Vision Systems,
    Inc., May 05, $7.50*            4,135             1,741
                                             --------------
TOTAL WARRANTS PURCHASED (Cost
  $11,591)                                            6,703
                                             --------------
TOTAL INVESTMENTS AND
  WARRANTS -  (101.5%) (Cost
  $15,256,544)(x)                                17,989,326
                                             --------------
  Total Securities Sold
    Short - (-4.6%)                                (808,140)
                                             --------------
  Other Assets, Less Other
    Liabilities - (3.1%)                            537,488
                                             --------------
NET ASSETS - (100.0%)                        $   17,718,674
                                             ==============

 * Non-income producing security.
 + Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(x)The cost for federal income tax purposes is $15,256,544.
PP Private Placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2003, the aggregate value of Rule 144 securities amounted to approximately $185,000, which represents approximately 1% of net assets as of that date.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND
Schedule of Securities Sold Short
December 31, 2003

                                    Shares             Value
SECURITIES SOLD SHORT - (-4.6%)
BUSINESS SERVICES - (-0.3%)
  Memberworks, Inc.*                 2,000    $       54,340
                                              --------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (-1.4%)
  Rudolph Technologies, Inc.*       10,000           245,400
                                              --------------
SOFTWARE - (-2.9%)
  Eresearch Technology, Inc.*       20,000           508,400
                                              --------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $376,839) (-4.6%)                        808,140
                                              --------------
                                              --------------
  Total Investments and
    Warrants - (101.5%)                           17,989,326
                                              --------------
  Other Assets, Less Other
    Liabilities - (3.1%)                             537,488
                                              --------------
NET ASSETS - (100.0%)                         $   17,718,674
                                              ==============

 * Non-Income producing security.
 + Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND
Schedule of Investments
December 31, 2003

                                    Shares            Value
COMMON STOCK - (88.5%)
BIOTECH & PHARMACEUTICALS -
 (5.5%)
  Eon Labs, Inc.*                   19,000    $     968,050
  First Horizon Pharmaceutical*     50,000          560,000
                                              -------------
                                                  1,528,050
                                              -------------
BUSINESS SERVICES - (16.5%)
  Advisory Board Company*           23,000          802,930
  Bright Horizons Family
    Solutions*                      30,500        1,280,999
  CDI Corp.                         10,000          327,500
  FTI Consulting, Inc.*             35,000          817,950
  Iron Mountain, Inc.*              12,500          494,250
  Journal Communication, Inc.       30,000          555,900
  Sitel Corp.*                     120,000          279,600
                                              -------------
                                                  4,559,129
                                              -------------
CONTRACT MANUFACTURING &
MATERIALS - (2.0%)
  DDI Corp.*                         5,000           73,500
  Parlex Corp.*+                    15,000          118,650
  Pemstar, Inc.*                   112,550          370,290
                                              -------------
                                                    562,440
                                              -------------
ELECTRONICS & STORAGE - (3.0%)
  Datalink Corporation*             40,650          154,064
  Dataram Corp.*                    40,000          172,800
  Hutchinson Technology, Inc.*      16,000          491,840
                                              -------------
                                                    818,704
                                              -------------
ELECTRONICS, ELECTRICAL
EQUIPMENT & INSTRUMENTATION -
 (3.4%)
  Cognex Corp.+                      2,000           56,480
  Frequency Electronics, Inc.        4,000           58,000
  Garmin Ltd.                       15,000          817,200
                                              -------------
                                                    931,680
                                              -------------
EXPLORATION, PRODUCTION,
REFINING & STORAGE - (2.6%)
  Chesapeake Energy Corp.+          52,500          712,950
                                              -------------
FINANCIAL SERVICES - (6.6%)
  Berkshire Hathaway, Inc.
    Class B*+                          350          985,250
  Brantley Capital Corp.+           12,500          127,500
  W.R. Berkley Corp.                20,000          699,000
                                              -------------
                                                  1,811,750
                                              -------------

                                    Shares            Value
GOVERNMENT IT - (2.2%)
  NIC, Inc.*                        10,000    $      80,300
  PEC Solutions, Inc.*              12,500          211,875
  Sensytech, Inc.*                  22,000          308,000
                                              -------------
                                                    600,175
                                              -------------
HOMEBUILDERS - (1.4%)
  Beazer Homes USA, Inc.             4,000          390,640
                                              -------------
HOSPITAL & PHYSICIAN
MANAGEMENT - (1.0%)
  Vitalworks, Inc.*+                60,000          265,200
                                              -------------
INDUSTRIAL CHEMICALS, RESINS &
LAMINATES - (4.1%)
  Aceto Corp.                       30,000          766,200
  Balchem Corp.                     10,000          228,000
  Pall Corp.                         4,000          107,320
  Southwall Technologies, Inc.*     35,000           33,600
                                              -------------
                                                  1,135,120
                                              -------------
MANUFACTURING & INDUSTRIAL
EQUIPMENT - (3.2%)
  Ceradyne, Inc. (PP)*              15,000          510,900
  Intevac, Inc.*                    15,000          211,650
  Sypris Solutions, Inc.            10,000          168,100
                                              -------------
                                                    890,650
                                              -------------
MEDICAL DEVICES & SUPPLIES -
 (12.0%)
  Analogic Corp.                    18,200          746,200
  Cantel Medical Corp.*             10,900          176,471
  ConMED Corp.*+                     6,000          142,800
  Exactech, Inc.*                   15,500          228,625
  Immucor, Inc.*                    16,000          326,240
  PerkinElmer, Inc.                 32,500          554,775
  Thermo Electron Corp.*+            5,500          138,600
  Viasys Healthcare, Inc.*          30,000          618,000
  Zoll Medical Corp.*               10,500          372,540
                                              -------------
                                                  3,304,251
                                              -------------
NETWORKING & COMMUNICATIONS
EQUIPMENT - (0.2%)
  Computer Access Technology*       10,000           42,500
                                              -------------
OIL/GAS EQUIPMENT & SERVICES -
 (1.3%)
  Varco International, Inc.*        17,800          367,214
                                              -------------
OPTICAL COMPONENTS - (2.5%)
  Agere Systems, Inc. - Class
    A*                              35,000          106,750
  Agere Systems, Inc. - Class
    B*                             120,000          348,000
  Newport Corp.*                    15,000          247,950
                                              -------------
                                                    702,700
                                              -------------

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

                                    Shares            Value
SEMICONDUCTOR CAPITAL
EQUIPMENT - (6.1%)
  3Com Corp.*                       10,000    $      81,700
  American Superconductor*          17,500          242,550
  Brooks Automation, Inc.*+          7,000          169,190
  FSI International, Inc.*          50,000          369,000
  MKS Instruments, Inc.*             8,000          232,000
  Therma-Wave, Inc. (PP)*          100,000          590,000
                                              -------------
                                                  1,684,440
                                              -------------
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES - (1.3%)
  Standard Microsystems Corp.*+     10,000          253,000
  White Electronic Designs
    Corp.*                          11,900          104,720
                                              -------------
                                                    357,720
                                              -------------
SOFTWARE - (4.3%)
  Concord Communications, Inc.*      1,000           19,970
  Mobius Management Systems,
    Inc.*                           26,000          328,900
  National Instruments Corp.         8,000          363,760
  Pervasive Software, Inc.*         30,220          219,095
  Rainbow Technologies*             13,500          152,010
  Synnex Corp.*                      5,300           72,928
  Unify Corp.*                      50,000           43,000
                                              -------------
                                                  1,199,663
                                              -------------
SPECIALITY RETAILING &
MANUFACTURING - (3.4%)
  Barbeques Galore Limited           5,600           25,200
  Carmax, Inc.*                     12,500          386,625
  Restoration Hardware, Inc.*       40,000          190,000
  Sturm Ruger & Co., Inc.            4,000           45,480
  West Marine*                      10,000          278,100
                                              -------------
                                                    925,405
                                              -------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (1.3%)
  LCC International, Inc.*          24,900          133,514
  Mobility Electronics, Inc.*       25,000          223,525
                                              -------------
                                                    357,039
                                              -------------

                                  Shares              Value
TRANSPORTATION - (2.0%)
  Frontline Limited                 16,000    $     407,520
  Genesee And Wyoming, Inc.*         5,000          157,500
                                              -------------
                                                    565,020
                                              -------------
WIRELESS COMMUNICATIONS &
EQUIPMENT - (2.6%)
  Anaren, Inc.*+                     8,960          126,515
  REMEC, Inc.*+                     40,000          336,400
  Tessco Technologies, Inc.*        17,500          247,800
                                              -------------
                                                    710,715
                                              -------------
TOTAL COMMON STOCK (Cost
  $19,285,046)                                   24,423,155
                                              -------------
TEMPORARY INVESTMENTS - (28.6%)
  PNC Bank Money Market          4,515,056        4,515,056
  Provident Institutional Fund
    - Tempcash Portfolio         1,694,265        1,694,265
  The RBB Sansom Street Money
    Market Portfolio             1,694,265        1,694,265
                                              -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $7,903,586)                               7,903,586
                                              -------------
TOTAL INVESTMENTS (COST
  $27,188,632)(X) - (117.1%)                     32,326,741
                                              -------------
  Total Securities Sold Short -
     (-4.9%)                                     (1,348,920)
                                              -------------
  Other Liabilities, Less Other
    Assets - (-12.2%)                            (3,362,289)
                                              -------------
NET ASSETS - (100.0%)                           $27,615,532
                                              =============

 * Non-Income producing security.
 + Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
 (x )
   The cost for federal income tax purposes is $27,233,485.
 PPPrivate Placement. Securities are exempt from registration under Rule 144 of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2003, the aggregate value of Rule 144 securities amounted to approximately $1,101,000, which represents approximately 4% of net assets as of that date.

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND

Schedule of Securities Sold Short
December 31, 2003

                                    Shares             Value
SECURITIES SOLD SHORT - (-4.9%)
BUSINESS SERVICES - (-0.3%)
  Acxiom Corp.*                      3,000    $       55,710
  Ask Jeeves, Inc.*                    500             9,060
  Memberworks, Inc.*                 1,000            27,170
                                              --------------
                                                      91,940
                                              --------------
ELECTRONICS & STORAGE - (-0.3%)
  Veritas Software Corp.*            2,000            74,320
                                              --------------
ELECTRONICS, ELECTRICAL
EQUIPMENT, & INSTRUMENTATION -
 (-0.6%)
  Teradyne, Inc.*                    6,000           152,700
                                              --------------
MANUFACTURING & INDUSTRIAL
EQUIPMENT - (-0.4%)
  Transact Technologies, Inc.*       4,000            96,800
                                              --------------
NETWORKING & COMMUNICATIONS
EQUIPMENT - (-0.3%)
  Juniper Networks, Inc.*            5,000            93,400
                                              --------------
OPTICAL COMPONENTS - (-0.2%)
  Sonus Networks, Inc.*              8,000            60,480
                                              --------------
SEMICONDUCTOR CAPITAL
EQUIPMENT - (-1.7%)
  Advanced Energy Industries*        6,000           156,300
  Novellus Systems, Inc.*            3,000           126,150
  Rudolph Technologies, Inc.*        5,000           122,700
  Ultratech, Inc.*                   2,500            73,425
                                              --------------
                                                     478,575
                                              --------------

                                  Shares               Value
SEMICONDUCTOR MANUFACTURERS &
COMMUNICATION DEVICES - (-0.3%)
  ON Semiconductor*                  5,000    $       32,250
  Silicon Laboratories, Inc.*        1,000            43,220
                                              --------------
                                                      75,470
                                              --------------
SOFTWARE - (-0.4%)
  Eresearch Technology, Inc.*        1,000            25,420
  Magma Design Automation,
    Inc.*                            3,500            81,690
                                              --------------
                                                     107,110
                                              --------------
TELECOMMUNICATIONS SERVICE &
EQUIPMENT - (-0.3%)
  Adtran, Inc.*                      3,000            93,000
                                              --------------
WIRELESS COMMUNICATIONS &
  EQUIPMENT - (-0.1%)
RF Micro Devices, Inc.*              2,500            25,125
                                              --------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $1,288,380) (-4.9%)                    1,348,920
                                              --------------
  Total Investments - (117.1%)                    32,326,741
                                              --------------
  Other Liabilities, Less Other
    Assets - (-12.2%)                             (3,362,289)
                                              --------------
NET ASSETS - (100.0%)                         $   27,615,532
                                              ==============

*  Non-Income producing security.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
December 31, 2003

                                                                                      NEEDHAM            NEEDHAM
                                                                 NEEDHAM            AGGRESSIVE          SMALL CAP
                                                               GROWTH FUND          GROWTH FUND        GROWTH FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------------
Investments, at Value (Cost $307,289,562, $15,244,953
  and $27,188,632, respectively)                              $375,186,640          $17,982,623        $32,326,741
Option Contracts and Warrants Purchased, at Value (Cost
  $2,096,627 and $11,591, respectively)                            347,570                6,703                 --
Receivables:
  Dividends and Interest                                           317,223                4,242             22,471
  Investment Securities Sold                                    23,995,380              992,666          1,315,024
  Fund Shares Sold                                                 754,943                   --             88,976
Prepaid Expenses and Other Assets                                   19,554               12,444              6,495
------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               400,621,310           18,998,678         33,759,707
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------------
Securities Sold Short, at Value (Proceeds $23,182,181,
  $376,839 and $1,288,380, respectively)                        33,520,825              808,140          1,348,920
Option Contracts Written, at Value (Proceeds $158,745)               2,500                   --                 --
Payables:
  Investment Securities Purchased                                       --              351,006             44,151
  Fund Shares Redeemed                                             942,834                   --          4,611,817
  Due to Adviser                                                 1,129,423               25,680             31,227
Accrued Expenses and Other Liabilities                             705,576               95,178            108,060
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                           36,301,158            1,280,004          6,144,175
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $364,320,152          $17,718,674        $27,615,532
------------------------------------------------------------------------------------------------------------------
Shares Issued and Outstanding $.001 Par Value
  (Authorized 800,000,000, 100,000,000 and 100,000,000,
  respectively)                                                 12,414,640            1,539,375          1,639,494
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE                                                             $29.35               $11.51             $16.84
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                362,027,496           16,074,818         22,514,354
Accumulated Net Realized Gain (Loss)                           (53,672,966)            (657,625)            23,609
Net Unrealized Appreciation (Depreciation) of
  Investment Securities, Option Contracts, Warrants and
  Securities Sold Short                                         55,965,622            2,301,481          5,077,569
------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                          $364,320,152          $17,718,674        $27,615,532
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

Statements of Operations
For the Year Ended December 31, 2003

                                                                                     NEEDHAM         NEEDHAM
                                                                   NEEDHAM         AGGRESSIVE       SMALL CAP
                                                                 GROWTH FUND       GROWTH FUND     GROWTH FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Dividends                                                       $    723,682       $   26,365      $   58,419
Interest                                                             487,892           12,664          17,516
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            1,211,574           39,029          75,935
--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                           3,835,899          189,531         159,787
Distribution Fees                                                    764,981           37,962          32,799
Administration and Accounting Fees                                   280,155           84,996          80,749
Custodian Fees                                                        59,429           20,027          23,088
Legal Fees                                                            70,000           40,000          30,000
Shareholders' Reports                                                 63,852           11,300          10,300
Directors Fees                                                        34,081            1,622           1,843
Transfer Agent Fees                                                   30,000           30,000          28,500
Audit Fees                                                            41,800           33,500          33,100
Filing Fees                                                           41,712           16,675          12,296
Insurance Expense                                                     29,715            1,476             686
Other Expenses                                                       187,656           18,053          12,399
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     5,439,280          485,142         425,547
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
LESS: FEES WAIVED AND/OR EXPENSES REIMBURSED                              --         (106,094)       (128,560)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                       5,439,280          379,048         296,987
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                               (4,227,706)        (340,019)       (221,052)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES, OPTION CONTRACTS AND WARRANTS
--------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investment Securities and
  Warrants                                                        (2,903,611)        (353,954)        433,462
Net Realized Loss on Option Contracts                             (5,940,155)              --              --
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities, Option Contracts and Warrants           129,463,632        4,137,165       5,036,679
--------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES                                120,619,866        3,783,211       5,470,141
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $116,392,160       $3,443,192      $5,249,089
--------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                                              NEEDHAM
                                                                          NEEDHAM AGGRESSIVE                 SMALL CAP
                                           NEEDHAM GROWTH FUND                GROWTH FUND                   GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     May 22,
                                       Year Ended      Year Ended      Year Ended     Year Ended     Year Ended      2002 to
                                      December 31,    December 31,    December 31,   December 31,   December 31,   December 31,
                                          2003            2002            2003           2002           2003          2002*
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                   $  (4,227,706)  $  (3,495,249)  $  (340,019)   $  (279,802)   $   (221,052)  $   (44,995)
Net Realized Gain (Loss) on
  Investment Securities and Warrants     (2,903,611)    (20,889,349)     (353,954)      (303,671)        433,462      (234,886)
Net Realized Loss on Option
  Contracts                              (5,940,155)    (12,040,211)           --             --              --            --
Change in Unrealized Appreciation
  (Depreciation) of Investment
  Securities, Option Contracts,
  Warrants and Securities Sold Short    129,463,632     (96,059,471)    4,137,165     (2,713,257)      5,036,679        40,890
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      116,392,160    (132,484,280)    3,443,192     (3,296,730)      5,249,089      (238,991)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                            --              --            --             --              --            --
Net Short-Term Gains                             --              --            --       (331,791)             --            --
Net Long-Term Gains                              --              --            --             --              --            --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              --              --            --       (331,791)             --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
-------------------------------------------------------------------------------------------------------------------------------
Shares Issued                           123,340,785     287,588,143     2,984,396      7,278,012      36,534,339     6,613,950
Shares Issued in Reinvestment of
  Distributions                                  --              --            --        326,978              --            --
Shares Redeemed                        (139,987,612)   (238,916,071)   (2,982,016)    (2,881,089)    (18,736,691)   (1,806,164)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions                    (16,646,827)     48,672,072         2,380      4,723,901      17,797,648     4,807,786
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 99,745,333     (83,812,208)    3,445,572      1,095,380      23,046,737     4,568,795
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Beginning of Period                     264,574,819     348,387,027    14,273,102     13,177,722       4,568,795            --
End of Period                         $ 364,320,152   $ 264,574,819   $17,718,674    $14,273,102    $ 27,615,532   $ 4,568,795
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
(1) SHARES ISSUED AND REDEEMED:
-------------------------------------------------------------------------------------------------------------------------------
Number of Shares Issued                   5,075,842      11,422,140       270,519        671,800       2,421,448       654,732
Number of Shares Reinvested                      --              --            --         36,482              --            --
Number of Shares Redeemed                (5,941,281)    (10,682,668)     (300,480)      (312,737)     (1,222,102)     (214,584)
-------------------------------------------------------------------------------------------------------------------------------
                                           (865,439)        739,472       (29,961)       395,545       1,199,346       440,148
-------------------------------------------------------------------------------------------------------------------------------

 * The Needham Small Cap Growth Fund commenced operations on May 22, 2002.

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

NEEDHAM GROWTH FUND
Financial Highlights

                                                     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a Share Outstanding                            December 31,   December 31,   December 31,   December 31,   December 31,
Throughout each Period)                                 2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $  19.92       $  27.78       $  24.77       $ 26.47        $ 17.27
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                             (0.38)         (0.25)         (0.29)        (0.12)         (0.03)
Net Realized and Unrealized Gains (Losses)
  on Securities                                           9.81          (7.61)          3.30          2.57          12.55
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          9.43          (7.86)          3.01          2.45          12.52
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                       --             --             --            --             --
Net Realized Gains                                          --             --             --         (4.15)         (3.32)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         --             --             --         (4.15)         (3.32)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  29.35       $  19.92       $  27.78       $ 24.77        $ 26.47
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             47.34%        (28.29)%        12.15%         7.40%         79.72%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $364,320       $264,575       $348,387       $76,070        $42,144
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                   1.77%          1.75%          1.87%         2.19%          2.50%
Ratio of Expenses to Average Net Assets (excluding
  waivers and reimbursement of expenses)                  1.77%          1.75%          1.87%         2.19%          2.84%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                             (1.38)%        (1.01)%        (1.04)%       (1.07)%        (1.63)%
Ratio of Net Investment Income (Loss) to Average
  Net Assets
  (excluding waivers and reimbursement of
  expenses)                                              (1.38)%        (1.01)%        (1.04)%       (1.07)%        (1.97)%
Portfolio Turnover Rate                                     42%            78%           150%          187%           145%

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

NEEDHAM AGGRESSIVE GROWTH FUND
Financial Highlights

                                                               Year Ended      Year Ended     September 4, to
                  (For a Share Outstanding                    December 31,    December 31,     December 31,
                  Throughout each Period)                         2003            2002            2001**
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $  9.09         $ 11.23           $ 10.00
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (0.23)          (0.17)            (0.03)
Net Realized and Unrealized Gains (Losses) on Securities           2.65           (1.76)             1.26
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   2.42           (1.93)             1.23
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
Net Investment Income                                                --              --                --
Net Realized Gains                                                   --           (0.21)               --
-------------------------------------------------------------------------------------------------------------
Total Distributions                                                  --           (0.21)               --
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 11.51         $  9.09           $ 11.23
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      26.62%         (17.15)%           12.30%#
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                           $17,719         $14,273           $13,178
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            2.50%           2.50%             2.50%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and reimbursement of expenses)                3.20%           2.77%             4.05%*
Ratio of Net Investment Income (Loss) to Average Net Assets       (2.24)%         (1.76)%           (1.23)%*
Ratio of Net Investment Income (Loss) to Average Net Assets
  (excluding waivers and reimbursement of expenses)               (2.94)%         (2.03)%           (2.78)%*
Portfolio Turnover Rate                                              87%             58%               45%*

 * Annualized.
 # Non-annualized.
 **The Needham Aggressive Growth Fund commenced operations on September 4, 2001.

See accompanying notes to financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

NEEDHAM SMALL CAP GROWTH FUND
Financial Highlights

                                                               Year Ended      May 22 to
                  (For a Share Outstanding                    December 31,    December 31,
                  Throughout each Period)                         2003           2002**
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $ 10.38          $10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (0.06)          (0.10)
Net Realized and Unrealized Gains (Losses) on Securities           6.52            0.48
------------------------------------------------------------------------------------------
Total from Investment Operations                                   6.46            0.38
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------
Net Investment Income                                                --              --
Net Realized Gains                                                   --              --
------------------------------------------------------------------------------------------
Total Distributions                                                  --              --
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 16.84          $10.38
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL RETURN                                                      62.24%           3.80%#
------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                           $27,616          $4,569
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            2.26%           2.50%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and reimbursement of expenses)                3.24%           6.06%*
Ratio of Net Investment Income (Loss) to Average Net Assets       (1.68)%         (2.04)%*
Ratio of Net Investment Income (Loss) to Average Net Assets
  (excluding waivers and reimbursement of expenses)               (2.66)%         (5.60)%*
Portfolio Turnover Rate                                              67%            107%*

 * Annualized.
 # Non-annualized.
 **The Needham Small Cap Growth Fund commenced operations on May 22, 2002.

See accompanying notes to financial statements.

Needham Funds
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION

Needham Growth Fund ("NGF"), Needham Aggressive Growth Fund ("NAGF") and Needham Small Cap Growth Fund ("NSCGF") or ("the Portfolios"), are portfolios of The Needham Funds, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the Nasdaq Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by or on behalf of the Board of Directors.

Other: Security transactions are accounted for on the date the securities are purchased or sold. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The Fund has engaged Needham Investment Management L.L.C. (the "Adviser") to manage its investments. The Fund pays the Adviser a fee at the annual rate of 1.25% of the average daily net asset value of each Portfolio.

The Adviser has voluntarily agreed to waive its fee for, and to reimburse expenses of, each Portfolio in an amount that limits annual operating expenses for each Portfolio for the year ended December 31, 2003 to not more than 2.50% of average daily net assets of each Portfolio. For the year ended December 31, 2003, the Adviser waived advisory fees in the amount of $106,094 and $128,560 for NAGF and NSCGF, respectively. The Adviser also waived an additional $31,000 of advisory fees for NSCGF during the year ended December 31, 2003. The Adviser waived none of its fees for NGF during the year ended December 31, 2003.

PFPC Inc. ("PFPC") acts as the Fund's Administrator. The Fund pays PFPC a fee at the annual rate of 0.10% of the average daily net asset value of each Portfolio, subject to certain minimums. PFPC also acts as the Fund's shareholder servicing agent and transfer agent.

Certain officers and directors of the Fund are also officers and directors of the Adviser.

4. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or accumulated net investment income (loss), as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share of each portfolio.

As of December 31, 2003, the components of distributable earnings (loss) on a tax basis were as follows:

                           NGF           NAGF        NSCGF
-------------------------------------------------------------
Undistributed
  ordinary income                --           --           --
Undistributed long-
  term capital gains             --           --   $   68,462
Accumulated capital
  and other losses     $(52,982,601)  $ (657,625)          --
Unrealized
  appreciation/
  (depreciation)         55,275,257    2,301,481    5,032,716
-------------------------------------------------------------
Total accumulated
  earnings             $  2,292,656   $1,643,856   $5,101,178
-------------------------------------------------------------

During the year ended December 31, 2003, NGF, NAGF and NSCGF each reclassified the current year's accumulated net investment loss to paid-in capital, in the amounts of

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

$4,227,706, $340,019 and $46,085, respectively. NSCGF also reclassified $174,967 from accumulated net investment loss to accumulated net realized gains.

At December 31, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities (excluding short positions and written options) was in the following approximate amounts:

                              Gross          Gross
                         Unrealized     Unrealized
                       Appreciation   Depreciation           Net
----------------------------------------------------------------
Needham Growth Fund    $82,140,863    $(16,311,101)  $65,829,762
Needham Aggressive
  Growth Fund            2,990,358        (257,576)    2,732,782
Needham Small Cap
  Growth Fund            5,245,606        (152,350)    5,093,256
----------------------------------------------------------------

At December 31, 2003, the Portfolios had capital loss carryforwards for federal income tax purposes in the following approximate amounts:

                              Expires on December 31,
---------------------------------------------------------------------------
                             2009          2010          2011         Total
---------------------------------------------------------------------------
Needham Growth Fund    $1,284,000   $39,319,000   $12,380,000   $52,983,000
Needham Aggressive
  Growth Fund                  --       173,000       485,000       658,000
---------------------------------------------------------------------------

NSCGF utilized capital loss carryforwards in the amount of $18,000 during the year ended December 31, 2003.

5. TEMPORARY BORROWINGS

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. The Fund may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. During the year ended December 31, 2003, borrowings were as follows:

                                                                           Maximum
                       Weighted     Weighted                                Amount
                        Average      Average     Number of   Interest     Borrowed
                       Interest         Loan          Days    Expense   During the
                           Rate      Balance   Outstanding   Incurred       Period
----------------------------------------------------------------------------------
Needham Growth Fund     2.26%     $1,784,718            39    $4,303    $3,000,000
Needham Small Cap
 Growth Fund            2.24%     $  214,706            17    $  228    $  400,000
----------------------------------------------------------------------------------

NAGF did not have any borrowings during the year ended December 31, 2003. There were no outstanding borrowings by the Fund at December 31, 2003.

6. DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each Portfolio pays Needham & Company, Inc. and any other distributor or financial institution with which the Fund has an agreement with respect to each Portfolio, a fee at an annual rate of
0.25 of 1% of each Portfolio's daily average net assets. For the year ended December 31, 2003, NGF, NAGF and NSCGF incurred distribution fees in the amount of $764,981, $37,962 and $32,799, respectively. For the year ended December 31, 2003, NGF, NAGF and NSCGF each paid 12b-1 fees to Needham & Company, Inc. in the amount of $159,084, $25,643 and $9,311, respectively.

7. INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the year ended December 31, 2003.

                               Purchases        Sales
---------------------------------------------------------
NEEDHAM GROWTH FUND
Long transactions             $113,653,195   $190,756,092
Short sale transactions        225,759,426    204,534,506
---------------------------------------------------------
Total                         $339,412,621   $395,290,598
---------------------------------------------------------
---------------------------------------------------------
NEEDHAM AGGRESSIVE GROWTH FUND
Long transactions             $ 10,465,355   $ 12,252,508
Short sale transactions          2,214,026      1,710,714
---------------------------------------------------------
Total                         $ 12,679,381   $ 13,963,222
---------------------------------------------------------
---------------------------------------------------------
NEEDHAM SMALL CAP GROWTH FUND
Long transactions             $ 20,414,737   $  5,898,453
Short sale transactions          2,284,555      3,196,465
---------------------------------------------------------
Total                         $ 22,699,292   $  9,094,918
---------------------------------------------------------

During the year ended December 31, 2003, NGF, NAGF and NSCGF each incurred and paid brokerage commissions to Needham & Company, Inc. in the amount of $332,917, $15,946 and $30,250, respectively.

8. OPTION TRANSACTIONS

The Fund may invest in options contracts to reduce the Portfolios' exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect the Portfolios against fluctuations in the value of securities in which the Portfolios are about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to

Needham Funds
--------------------------------------------------------------------------------

sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only. Call and put options purchased at December 31, 2003 and their related market values are included in the accompanying Schedules of Investments.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

A summary of options written by NGF for the year ended December 31, 2003 is as follows:

                                   Number of      Premium
Options Written                    Contracts     Received
---------------------------------------------------------
Options outstanding at beginning
  of period                            4,087   $1,099,498
Options written                           --           --
Options repurchased                   (2,337)    (685,019)
Options expired                       (1,000)    (167,995)
Options exercised                       (250)     (87,739)
---------------------------------------------------------
Options outstanding at December
  31, 2003                               500   $  158,745
---------------------------------------------------------

In the normal course of business, certain of the Portfolios will trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where the Portfolios would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. At December 31, 2003, NGF had a maximum payout amount of $500,000 relating to a written put option contract which expires in January 2004. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event. The fair value of this contract as of December 31, 2003 is $2,500 and is included on the statement of assets and liabilities.

Neither NAGF or NSCGF had purchased or written options during the year ended December 31, 2003.

9. SHORT SALE TRANSACTIONS

During the year ended December 31, 2003, the Portfolios sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by the Portfolios are segregated as collateral while the short sales are outstanding. At December 31, 2003, the market value of securities separately segregated to cover short positions was approximately $111,782,000, $2,044,000 and $2,303,000 for NGF, NAGF and NSCGF,
respectively. Securities sold short at December 31, 2003 and their related market values and proceeds are set forth in the accompanying Schedules of Securities Sold Short.

10. FINANCIAL INSTRUMENTS

The Fund has always maintained a policy of valuing its securities positions and derivative instruments at market values or estimated fair values and of including any realized or unrealized gains or losses in income.

In the normal course of its business, the Portfolios may trade various financial instruments with off-balance sheet risk. These financial instruments include securities sold short and exchange traded options. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios' ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

                                                              ANNUAL REPORT 2003
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG, LLP INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of The Needham Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of The Needham Funds, Inc., (the "Fund") (comprising Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund), as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. The financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three periods ended December 31, 2001, 2000 and 1999 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 21, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of The Needham Funds, Inc. at December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                       [Ernst & Young Signature]

New York, New York
February 18, 2004

Needham Funds
--------------------------------------------------------------------------------

    FUND MANAGEMENT

        Information pertaining to the Directors and officers of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Directors and is available upon request, without charge, by calling 1-(800)625-7071.

        The address of each individual is 445 Park Avenue, New York, New York 10022-2606. Each director serves until the next annual or special shareholders meeting or until his successor is elected and qualified. There is no stated term of office for Directors.

           NAME, AGE AND POSITION                             PORTFOLIOS IN THE
                WITH THE FUND                LENGTH OF          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
                                           TERM SERVED BY        OVERSEEN BY                DURING PAST 5 YEARS AND OTHER
                                          DIRECTOR/OFFICER    DIRECTOR/OFFICER          DIRECTORSHIPS HELD BY DIRECTOR/OFFICER
                                                         DISINTERESTED DIRECTORS
       Roger W. Johnson, 69,                Since 1996.            Three           Chief Executive Officer & Chairman, Roger W.
       Director                                                                    Johnson and Associates, Director of Sypris
                                                                                   Solutions, Inc., Maxtor Corporation, Insulectro,
                                                                                   and Computer Access Technology Corporation.
                                                                                   Former CEO and Chairman, Collectors Universe
                                                                                   Inc. (a service provider in the collectibles
                                                                                   market) from 2001 to 2002.
       James P. Poitras, 61,                Since 1996.            Three           Currently retired. Chairman of Kyma
       Director                                                                    Technologies, Inc. (a specialty materials
                                                                                   semiconductor company) since 2001, Director
                                                                                   since 2000. Founder, Chairman, President and
                                                                                   Chief Executive Officer of Integrated Silicon
                                                                                   Systems (a computer software company) from 1985
                                                                                   to 1995.
       F. Randall Smith, 65,                Since 1996.            Three           Founder and Chief Executive Officer of Capital
       Director                                                                    Counsel LLC (a registered investment adviser)
                                                                                   since September 1999; Co-Founder and Managing
                                                                                   Partner of Train, Smith Counsel (a registered
                                                                                   investment adviser) from 1975 to 1999.
                                                           INTERESTED DIRECTORS
       George A. Needham, 61,               Since 1996.            Three           Chairman of the Board (since 1996), and Chief
       Chairman & Director                                                         Executive Officer, Needham & Company, Inc. since
                                                                                   1985.
       John C. Michaelson, 50,              Since 1996.            Three           President & Chief Executive Officer, Needham
       President & Director                                                        Investment Management, L.L.C. since January
                                                                                   1997. Managing Director of Needham & Company.
                                                                 OFFICERS
       James K. Kloppenburg, 48,            Since 2001.             Two            Executive Vice-President of Needham Investment
       Executive Vice-President,                                                   Management, L.L.C., Managing Director of Needham
       Needham Aggressive Growth Fund                                              & Company, since April 2001. Managing Director,
       Needham Growth Fund                                                         Hambrecht & Quist, 1995 to 2001.
       Vincent E. Gallagher, 60,               Since                Two            Executive Vice-President of Needham Investment
       Executive Vice-President              May 2002.                             Management, L.L.C., Managing Director of Needham
       Needham Small Cap Growth Fund                                               & Company, since February 2002. Managing
       Needham Growth Fund                                                         Director of Gerard Klauer Mattison, June 2000 to
                                                                                   February 2002. Managing Director of Needham &
                                                                                   Company, 1993 to 2000.
       Glen Albanese, 32,                   Since 1998.            Three           Managing Director and Chief Financial Officer of
       Treasurer and Secretary                                                     Needham & Company since January 2000. CFO of
                                                                                   Needham Asset Management since 1997.

        Messrs. Needham, Michaelson, Kloppenburg, Gallagher and Albanese are deemed to be "interested persons", as defined in the Investment Company Act of 1940, because of their affiliation with the Fund's investment adviser, Needham Investment Management L.L.C. and/or because they are officers of the Fund and may be deemed to be an "affiliated person" of Needham Investment Management L.L.C. and of Needham & Co., Inc.

    VOTING PROXIES ON FUND PORTFOLIO SECURITIES

        A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-212-705-0318. Information regarding how the investment adviser votes these proxies will become available from the EDGAR database on the SEC's Internet site at http://www.sec.gov when the Fund files its first report on Form N-PX, which is due by August 31, 2004, covering the Funds' proxy voting record for the 12-month period ending June 30, 2004.

(NEEDHAM FUNDS LOGO)

445 Park Avenue
New York, New York 10022-2606
1-800-625-7071

Investment Adviser:
Needham Investment Management L.L.C.
445 Park Avenue
New York, NY 10022-2606

     President
     John C. Michaelson

     Executive Vice Presidents
     and Portfolio Managers
     Vincent E. Gallagher
         Needham Growth Fund
         Needham Small Cap Growth Fund
     James K. Kloppenburg
         Needham Growth Fund
         Needham Aggressive Growth Fund

     Directors
     George A. Needham
     John C. Michaelson
     Roger W. Johnson
     James P. Poitras
     F. Randall Smith

Distributor:
Needham & Company, Inc.
445 Park Avenue
New York, NY 10022-2606
212-371-8300

Administrator, Shareholder Servicing
Agent and Transfer Agent:
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
1-800-625-7071

Custodian:
PFPC Trust Company
8800 Tinicum Boulevard
3rd Floor Suite 200
Philadelphia, PA 19153

Counsel:
Fulbright & Jaworski L.L.P
666 Fifth Avenue
New York, NY 10103

Independent Anditors:
Ernst & Young LLP
5 Times Square
New York, NY 10036

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (212) 705-0364.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. F. Randall Smith is an audit committee financial expert and is considered to be independent.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees The registrant paid the following amounts to Ernst & Young LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last two fiscal years:

     2002                 2003
     ----                 ----
   $88,000              $98,000

     (b)  Not applicable.

     (c) Tax Fees The registrant paid the following amounts to Ernst & Young LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last two fiscal years:

     2002                 2003
     ----                 ----
   $15,500              $14,400

     (d)  Not applicable.

     (e) Before Ernst & Young LLP, the registrant's principal accountant, is engaged by the Fund or its affiliates to render audit or non-audit services, the engagement is approved by the Fund's audit committee.

(f) Not applicable.

     (g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     2002                 2003
     ----                 ----
   $32,500              $12,950

     (h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The certifying officers, whose certifications are included herewith, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

     There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through the filing of an exhibit: Not applicable.

     (b) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) are filed herewith.

     (c) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     The Needham Funds, Inc.

                                     By: /s/ John C. Michaelson
                                        ________________________________________
                                         Name:  John C. Michaelson
                                         Title: President (Principal Executive
                                                Officer)

Date: March 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By: /s/ John C. Michaelson
                                        ________________________________________
                                         Name:  John C. Michaelson
                                         Title: President (Principal Executive
                                                Officer)

Date: March 10, 2004

                                     By: /s/ Glen W. Albanese
                                        ________________________________________
                                         Name:  Glen W. Albanese
                                         Title: Treasurer and Secretary
                                                (Principal Financial and
                                                Accounting Officer)

Date: March 10, 2004